DEFINED CONTRIBUTION PLAN - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 HKD ($)
Defined Contribution Plan Disclosure [Line Items]
Employee compensation and benefits expenses	$ 682,068		$ 327,441		$ 211,978
China
Defined Contribution Plan Disclosure [Line Items]
Government-mandated defined contribution plan contributed by employer | ¥		¥ 49,778		¥ 32,556
Hong Kong
Defined Contribution Plan Disclosure [Line Items]
Employee compensation and benefits expenses	$ 1,414		$ 1,044